Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2011

Item 1. Proxy Voting Record

I. Healthsouth Corporation
(a) Name of Issuer of the portfolio security:  Healthsouth
Corporation
(b) Exchange ticker symbol of the portfolio security: HLS
(c) CUSIP: 421924408
(d) Shareholder meeting date: May 5, 2011
(e) Brief identification of the matter voted on:
1.  Election of directors
2.  Proposal to ratify the appointment of
PriceWaterhouseCoopers LLP as the Independent Registered Public Accounting firm for 2011.
3.  An advisory vote on executive compensation.
4. An advisory vote on the frequency of holding an advisory vote on executive compensation.
5. To approve the Healthsouth Corporation Amended and Restated 2008 Equity Incentive Plan.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For; one year on item 4
(i) Whether Registrant cast its vote for or against management: For management

II. Fibertower
(a) Name of Issuer of the portfolio security: Fibertower Corp.
(b) Exchange ticker symbol of the portfolio security: FTWR
(c) CUSIP: 31567R209
(d) Shareholder meeting date: 06-02-2011
(e) Brief identification of the matter voted on:
1.  Election of directors
2. To consider and act upon a proposal to amend the amended and restated certificate of incorporation to authorize a class of ten million (10,000,000) shares of preferred stock
3. Ratification of Ernst & Young LLP as Independent Registered Public Accounting Firm for 2011.
4. To provide an advisory and non-binding vote on the compensation of the Company's named executive officers for the fiscal year 2010 as disclosed in the proxy statement.
5. To provide and advisory and non-binding vote on the frequency of the stockholder vote on executive compensation.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For proposals 1, 3 and 4; against proposal 2; one year with regard to proposal 5.
(i) Whether Registrant cast its vote for or against management:
For management with the exception of proposal 2.

III.Fly Leasing Limited
(a) Name of Issuer of the portfolio security: Fly Leasing Limited
(b) Exchange ticker symbol of the portfolio security: FLY
(c) CUSIP: 34407D109
(d) Shareholder meeting date: June 30, 2011
(e) Brief identification of the matter voted on:
1.  Elect directors.
2. Appoint Ernst & Young as independent auditors and to authorize the Board of Directors of the Company to determine their renumeration.
3. To transact such other business as may properly come before the Meeting or any adjournment thereof.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management


IV. Durect Corporation
(a) Name of Issuer of the portfolio security:  Durect Corporation
(b) Exchange ticker symbol of the portfolio security: DRRX
(c) CUSIP: 266605104
(d) Shareholder meeting date: June 23, 2011
(e) Brief identification of the matter voted on:
1.  Elect directors.
2. Amendment to the 2000 Stock Plan to increase the number of shares of the Company's common stock available for issuance by 5,500,000 shares.
3.  Say on Pay - An advisory vote on the approval of Executive
Compensation.
4. Say when on Pay - An advisory vote on the approval of the frequency of stockholder bors on executive compensation.
5. Ratification of the appointment of Ernst & Young, LLP as independent registered public accounting firm for the current fiscal year.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For proposals 1, 2, 3 and 5;one year with regard to proposal 4.
(i) Whether Registrant cast its vote for or against management:
For management


Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Steven M. Kleiman, Secretary
Date: 08/23/2011